Notes Payable (Detail Narrative) (USD $)	0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended						93 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended
	Aug. 02, 2013	Jun. 13, 2013	Mar. 28, 2012	Dec. 19, 2013	Feb. 11, 2013	Dec. 21, 2012	Oct. 11, 2012	Oct. 11, 2012	Nov. 07, 2007	Jul. 31, 2012	Dec. 31, 2010	Dec. 31, 2007	Aug. 21, 2007	Jul. 13, 2007 Investor	Aug. 31, 2007	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2013	Jan. 31, 2007	Nov. 09, 2006	Mar. 31, 2007	Dec. 31, 2006	Jul. 13, 2007	Dec. 19, 2013	Apr. 08, 2014	Feb. 26, 2013	Dec. 04, 2012	Dec. 03, 2007	Aug. 31, 2010	Dec. 23, 2013	Apr. 24, 2014
Short-term Debt [Line Items]
Promissory note			$ 300,000
Convertible note issued		32,500		37,500	53,000	32,500	37,500	37,500		63,500																							37,500
Debt conversion, original debt, interest rate of debt		8.00%	8.00%	8.00%	8.00%	8.00%		8.00%		8.00%			8.00%
Debt conversion, converted instrument, expiration or due date		Mar. 17, 2014		Dec. 23, 2014	Nov. 13, 2013	Sep. 26, 2013	Jul. 15, 2013	Jul. 15, 2013		May 02, 2013			Aug. 21, 2010
Debt instrument convertible conversion price description		The conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.

The convertible promissory notes are convertible into shares of the Company’s common stock after six months as calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.

				The conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.	The conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.	Conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date		Conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date		Conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date
Derivative liability, fair value, net		28,507		0	49,500	15,600	66,000	66,000													9,000						9,000						0
Debt conversion, converted instrument, shares issued					9,689,210																146,080						146,080
Debt instrument, unamortized discount		22,100														0		0			75,695	41,502					75,695
Debt instrument, amortized discount																2,500		2,500
Amortization interest expense																					23,000
Costs of financing																		1,031
Costs of financing remaining related to notes																		0
Loss on derivative issuance																		46,000			96,000
Convertible note payable, interest rate									10.00%					10.00%																		10.00%
Cash payment on Tarpon Initial Note																		380,000
Shares issued on Tarpon Initial Note																				17,000
Number of accredited investors														8
Warrants exercise price											$ 0.50			$ 5.00							$ 2.90	$ 0.00		$ 0.50			$ 2.90					$ 5.00			$ 0.00	$ 0.00	$ 2.9
Expiry term of vested warrants														5 years
Fair value of warrants													3,500,000	990,367
Expected volatility											112.60%		118.00%	113.00%				234.68%
Risk-free interest rate											1.10%		4.05%	4.94%
Annual dividend yield											0.00%		0.00%	0.00%
Expected life (years)											3 years			5 years
Proceeds from convertible notes payable															2,000,000			35,000	110,000		110,000	395,500	0				3,005,500
Fair value of derivative liability										47,000											44,000	102,000					44,000
Amortization of debt discount																47,222	52,511	131,763	178,127		221,990	122,953	0			332,256	1,031,776
Fair market value of the conversion feature																										332,000
Repayments of Convertible Debt									516,000									275,000
Repayment Of Convertibel Debt Interest Amount									16,000
Debt instrument, increase, accrued interest									800
Conversion of senior secured convertible notes payable													2,000,000										0				2,000,000
Common shares issued (in shares)	5,740,741
Debt instrument, convertible, conversion price													$ 4.21
Debt conversion, original debt, amount													10,000,000
Percentage of discount on convertible promissory notes													100.00%
Amortization of Financing Costs and Discounts												312,000									6,806
Loss on extinguishment of debt												1,688,000											0			955,637	(2,818,370)
Debt issuance costs for rejected loan guarantees																							309,834			207,000	583,634
Debt Issuance Cost																					25,000		309,000	123,800	150,000
Loan Guarantee											250,000,000													250,000,000	58,000,000
Write off of deferred debt issuance cost																					583,634
Amortization of debt discount		6,512																			6,000
Gain loss on fair value hedges recognized																					18,010
Amortization of deferred financing costs																		0	38,600		1,031	63,000
Department Of Energy [Member]
Short-term Debt [Line Items]
Loan Guarantee											250,000,000													250,000,000
Write off of deferred debt issuance cost																								123,800
Project One [Member]
Short-term Debt [Line Items]
Write off of deferred debt issuance cost																								123,800
California Project [Member]
Short-term Debt [Line Items]
Write off of deferred debt issuance cost																								150,000
Us Department Of Agriculture [Member]
Short-term Debt [Line Items]
Debt Issuance Cost																							114,000	298,000	150,000
Bluefire Fulton Renewable Energy Llc [Member]
Short-term Debt [Line Items]
Loan Guarantee																																						250,000,000
Investor Relations Agreements [Member]
Short-term Debt [Line Items]
Shares issued on Tarpon Initial Note																														269,250	112,000
Common shares issued (in shares)																												138,875	150,000		37,500
Chief Financial Officer [Member]
Short-term Debt [Line Items]
Convertible debt														25,000																		25,000
Accredited Investors [Member]
Short-term Debt [Line Items]
Convertible debt														500,000																		500,000
Debt conversion, converted instrument, warrants or options issued																																200,000
Senior Secured Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, warrants or options issued													1,000,000
Fair market value of the conversion feature													1,679,000
Debt conversion, converted instrument, rate													8.00%
Convertible Notes [Member]
Short-term Debt [Line Items]
Proceeds from convertible notes payable														167,744
Fair market value of the conversion feature																										167,744
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible debt															2,000,000
Class Warrants [Member]
Short-term Debt [Line Items]
Warrants exercise price																																					$ 5.48
Common shares issued (in shares)													500,000
Class B Warrants [Member]
Short-term Debt [Line Items]
Warrants exercise price																																					$ 6.32
Common shares issued (in shares)													500,000
Common Stock [Member]
Short-term Debt [Line Items]
Shares issued on Tarpon Initial Note																				17,000
Common shares issued (in shares)																				17,000,000
Warrant [Member]
Short-term Debt [Line Items]
Warrants to buy common shares																8,400,000		8,400,000
Expected volatility																		236.00%			150.00%	117.00%
Risk-free interest rate																		0.13%			0.38%	0.72%
Annual dividend yield
Expected life (years)																		1 year 3 months 18 days			2 years 18 days	3 years 18 days
Proceeds from convertible notes payable													1,279,429
Note One [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																		22,207,699
Note One [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																		24,537,990			1,642,578
Amortization of debt discount																					37,500
Note Two [Member]
Short-term Debt [Line Items]
Convertible note issued				37,500																													37,500
Debt conversion, converted instrument, expiration or due date																																	Dec. 23, 2014
Note Two [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																					2,262,860
Note Three [Member]
Short-term Debt [Line Items]
Derivative liability, fair value, net																35,290		35,290
Debt instrument, unamortized discount																0		0
Note Three [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																					4,017,599
Note Four [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																					4,269,981
Loss on derivative issuance																		18,686
Debt conversion, original debt, amount																					27,400
Tarpon Initial Note [Member]
Short-term Debt [Line Items]
Convertible note issued																25,000		25,000			25,000						25,000												50,000
Debt conversion, converted instrument, expiration or due date																		Jan. 30, 2014			Jan. 30, 2014
Debt instrument convertible conversion price description																		50% discount to the lowest closing bid price for the Common Stock for the twenty (20) trading days ending on the trading day immediately before the conversion date.			50% discount to the lowest closing bid price for the Common Stock for the twenty (20) trading days ending on the trading day immediately before the conversion date.
Cash payment on Tarpon Initial Note																		25,000
Shares issued on Tarpon Initial Note																		45,647,727
Convertible debt																					25,000						25,000
Common shares issued (in shares)																					61,010,000
Tarpon Success Fee Note [Member]
Short-term Debt [Line Items]
Convertible note issued																50,000		50,000
Debt conversion, converted instrument, expiration or due date																		Jun. 30, 2014
Debt instrument convertible conversion price description																		50% discount from the lowest closing bid price in the twenty (20) trading days prior to the day that Tarpon requests conversion.
Cash payment on Tarpon Initial Note																		25,000
Shares issued on Tarpon Initial Note																		45,647,727
Tarpon Bay Convertible Notes [Member]
Short-term Debt [Line Items]
Amortization interest expense																		51,960
Expected volatility																					159.00%
Risk-free interest rate																					0.02%
Annual dividend yield																		0.00%			0.00%
Expected life (years)																					9 months 18 days
Tarpon Bay Convertible Notes [Member] | Day One Loss On Derivative [Member]
Short-term Debt [Line Items]
Loss on derivative issuance																		96,000
AKR Promissory Note [Member]
Short-term Debt [Line Items]
Promissory note																																		350,000						30,000
Debt conversion, converted instrument, expiration or due date																																		Apr. 08, 2015
Debt instrument, unamortized discount																																		22,017
Debt instrument, amortized discount																																		20,363
Convertible note payable, interest rate																																		5.00%						5.00%
Risk-free interest rate																																		0.40%
Annual dividend yield
AKR Promissory Note [Member] | AKR Warrant A [Member]
Short-term Debt [Line Items]
Warrants to buy common shares																																		7,350,000
Warrants, exercise price per share																																		$ 0.007
Warrants, expiration date																																		Apr. 08, 2016
Relative fair value discount																																		42,380
AKR Promissory Note [Member] | AKR Warrant B [Member]
Short-term Debt [Line Items]
Warrants to buy common shares																																		7,350,000
Warrants, exercise price per share																																		$ 0.007
Warrants, expiration date																																		Apr. 08, 2016
AKR Promissory Note [Member] | AKR Warrant C [Member]
Short-term Debt [Line Items]
Warrants to buy common shares																																		8,400,000
Warrants, exercise price per share																																		$ 0.007
Warrants, expiration date																																		Apr. 08, 2016
Convertible Notes [Member]
Short-term Debt [Line Items]
Proceeds from convertible notes payable													728,571
Convertible Notes [Member] | Senior Secured Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Number of accredited investors													2
Fair market value of the conversion feature													728,000
Note Five [Member]
Short-term Debt [Line Items]
Derivative liability, fair value, net																					139,541						139,541
Debt conversion, converted instrument, shares issued																					12,193,017
Debt conversion, original debt, amount																					166,000
Asher Enterprises [Member]
Short-term Debt [Line Items]
Debt, principal and accrued interest outstanding		32,000
Fair value of derivative liabilty		28,000
Tarpon Commitment Fee Note [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, expiration or due date																					Jun. 30, 2014
Debt instrument convertible conversion price description																					fifty percent (50%) discount from the lowest closing bid price in the twenty (20) trading days prior to the day that Tarpon requests conversion.
Convertible debt																					$ 50,000						$ 50,000